Supplement dated July 1, 2019
to the Prospectus (as supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the
Funds):
Fund	Prospectus Dated
Columbia Acorn Trust
Columbia Acorn Emerging Markets Fund	5/1/2019
Columbia Acorn European Fund	5/1/2019
Columbia Acorn Fund	5/1/2019
Columbia Acorn International	5/1/2019
Columbia Acorn International Select	5/1/2019
Columbia Acorn Select	5/1/2019
Columbia Acorn USA	5/1/2019
Columbia Thermostat Fund	5/1/2019
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund	9/1/2018
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2019
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2019
Columbia Georgia Intermediate Municipal Bond Fund	9/1/2018
Columbia Global Strategic Equity Fund	6/1/2019
Columbia Maryland Intermediate Municipal Bond Fund	9/1/2018
Columbia North Carolina Intermediate Municipal Bond Fund	9/1/2018
Columbia Short Term Bond Fund	8/1/2018
Columbia Short Term Municipal Bond Fund	9/1/2018
Columbia South Carolina Intermediate Municipal Bond Fund	9/1/2018
Columbia Virginia Intermediate Municipal Bond Fund	9/1/2018
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2020 Fund	8/1/2018
Columbia Adaptive Retirement 2025 Fund	8/1/2018
Columbia Adaptive Retirement 2030 Fund	8/1/2018
Columbia Adaptive Retirement 2035 Fund	8/1/2018
Columbia Adaptive Retirement 2040 Fund	8/1/2018
Columbia Adaptive Retirement 2045 Fund	8/1/2018
Columbia Adaptive Retirement 2050 Fund	8/1/2018
Columbia Adaptive Retirement 2055 Fund	8/1/2018
Columbia Adaptive Retirement 2060 Fund	8/1/2018
Columbia Adaptive Risk Allocation Fund	10/1/2018
Columbia Alternative Beta Fund	10/1/2018
Columbia Balanced Fund	1/1/2019
Columbia Bond Fund	9/1/2018
Columbia Connecticut Intermediate Municipal Bond Fund	3/1/2019
Columbia Contrarian Core Fund	1/1/2019
Columbia Corporate Income Fund	9/1/2018
Columbia Disciplined Small Core Fund	1/1/2019
Columbia Dividend Income Fund	10/1/2018
Columbia Emerging Markets Fund	1/1/2019
Columbia Global Dividend Opportunity Fund	1/1/2019
Columbia Global Energy and Natural Resources Fund	1/1/2019
Columbia Global Technology Growth Fund	1/1/2019
Columbia Greater China Fund	1/1/2019
Columbia High Yield Municipal Fund	10/1/2018
SUP000_00_087_(07/19)

Fund	Prospectus Dated
Columbia Intermediate Municipal Bond Fund	3/1/2019
Columbia Large Cap Growth Fund	12/1/2018
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2019
Columbia Mid Cap Growth Fund	1/1/2019
Columbia Multi-Asset Income Fund	9/1/2018
Columbia New York Intermediate Municipal Bond Fund	3/1/2019
Columbia Oregon Intermediate Municipal Bond Fund	12/1/2018
Columbia Pacific/Asia Fund	8/1/2018
Columbia Real Estate Equity Fund	5/1/2019
Columbia Select Large Cap Growth Fund	8/1/2018
Columbia Small Cap Growth Fund I	1/1/2019
Columbia Small Cap Value Fund I	9/1/2018
Columbia Strategic California Municipal Income Fund	3/1/2019
Columbia Strategic Income Fund	1/1/2019
Columbia Strategic New York Municipal Income Fund	3/1/2019
Columbia Tax-Exempt Fund	12/1/2018
Columbia Total Return Bond Fund	9/1/2018
Columbia U.S. Social Bond Fund	12/1/2018
Columbia U.S. Treasury Index Fund	9/1/2018
Columbia Ultra Short Term Bond Fund	2/15/2019
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2019
Columbia Capital Allocation Conservative Portfolio	6/1/2019
Columbia Capital Allocation Moderate Portfolio	6/1/2019
Columbia Commodity Strategy Fund	10/1/2018
Columbia Contrarian Asia Pacific Fund	3/1/2019
Columbia Contrarian Europe Fund	3/1/2019
Columbia Disciplined Core Fund	12/1/2018
Columbia Disciplined Growth Fund	12/1/2018
Columbia Disciplined Value Fund	12/1/2018
Columbia Dividend Opportunity Fund	10/1/2018
Columbia Emerging Markets Bond Fund	1/1/2019
Columbia Flexible Capital Income Fund	10/1/2018
Columbia Floating Rate Fund	12/1/2018
Columbia Global Infrastructure Fund	9/1/2018
Columbia Global Opportunities Fund	12/1/2018
Columbia Government Money Market Fund	12/1/2018
Columbia High Yield Bond Fund	10/1/2018
Columbia Income Builder Fund	6/1/2019
Columbia Income Opportunities Fund	12/1/2018
Columbia Inflation Protected Securities Fund	12/1/2018
Columbia Large Cap Value Fund	10/1/2018
Columbia Limited Duration Credit Fund	12/1/2018
Columbia Minnesota Tax-Exempt Fund	12/1/2018
Columbia Mortgage Opportunities Fund	10/1/2018
Columbia Quality Income Fund	10/1/2018
Columbia Select Global Equity Fund	3/1/2019
Columbia Select Large Cap Value Fund	10/1/2018
Columbia Select Small Cap Value Fund	10/1/2018

SUP000_00_087_(07/19)

Fund	Prospectus Dated
Columbia Seligman Communications & Information Fund	10/1/2018
Columbia Seligman Global Technology Fund	3/1/2019
Columbia Small/Mid Cap Value Fund	10/1/2018
Columbia Strategic Municipal Income Fund	12/1/2018
Effective immediately the information provided by Raymond James in the section "Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges" of each Fund's Prospectus is hereby superseded and replaced with the following:
Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (Raymond James)
The following information has been provided by Raymond James:
Intermediary-Defined Sales Charge Waiver Policies:
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (CDSC) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.
Raymond James:
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at Raymond James:
■	Shares purchased in an investment advisory program.
■	Shares purchased within the Columbia Funds through a systematic reinvestment of capital gains and dividend distributions.
■	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■	Shares purchased from the proceeds of redemptions within the Columbia Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Class A and Class C Shares Available at Raymond James:
■	Death or disability of the shareholder.
■	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■	Return of excess contributions from an IRA Account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.
■	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■	Shares acquired through a right of reinstatement.
Front-end Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent:
■	Breakpoints as described in this prospectus.

SUP000_00_087_(07/19)

■	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Shareholders should retain this Supplement for future reference.
4
SUP000_00_087_(07/19)